Notes Payable (Narrative) (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Bankers' acceptances	¥ 48,000	$ 6,981
Weifang Bank [Member]
Deposits at SPD Bank	38,000	5,527
Line of Credit Facility, Maximum Borrowing Capacity	¥ 95,000	$ 13,817